Investment Objectives and Goals	Oct. 31, 2025
BBH Select Large Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	BBH Select Large Cap ETF – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BBH Select Large Cap ETF (the “Fund”) is to provide investors with long-term growth of capital.
BBH Select Mid Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	BBH Select Mid Cap ETF – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BBH Select Mid Cap ETF (the “Fund”) is to provide investors with long-term growth of capital.
BBH Partner Fund - International Equity
Prospectus [Line Items]
Risk/Return [Heading]	BBH Partner Fund – International Equity Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BBH Partner Fund – International Equity (the “Fund”) is to provide investors with long-term maximization of total return, primarily through capital appreciation.
BBH Limited Duration Fund
Prospectus [Line Items]
Risk/Return [Heading]	BBH Limited Duration Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BBH Limited Duration Fund (the “Fund”) is to provide maximum total return, consistent with preservation of capital and prudent investment management.
BBH INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	BBH Income Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the BBH Income Fund (the “Fund”) is to provide maximum total return, with an emphasis on current income, consistent with preservation of capital and prudent investment management.

BBH Intermediate Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	BBH Intermediate Municipal Bond Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BBH Intermediate Municipal Bond Fund (the “Fund”) is to protect investor’s capital and generate attractive risk-adjusted returns.
BBH U.S. Government Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	BBH U.S. Government Money Market Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the BBH U.S. Government Money Market Fund (the “Fund”) is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity.